Share-Based Compensation - Summary of Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014	Feb. 02, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options, Outstanding at beginning of period	2,289,530	1,978,943
Options, Granted		1,092,991
Options, Exercised		(518,982)
Options, Forfeited or expired	(6,123)	(263,422)
Options, Outstanding at end of period	2,283,407	2,289,530	1,978,943
Number of Options, Vested or expected to vest	2,277,410	2,289,530
Number of Options, Exercisable	318,464	318,464
Weighted Average Exercise Price, Outstanding at beginning of period	$ 8.26	$ 4.09
Weighted Average Exercise Price, Granted		$ 11.15
Weighted Average Exercise Price, Exercised		$ 0.27
Weighted Average Exercise Price, Forfeited or expired	$ 20.00	$ 4.68
Weighted Average Exercise Price, Outstanding at end of period	$ 8.23	$ 8.26	$ 4.09
Weighted Average Exercise Price, Outstanding, Ending balance	$ 8.23	$ 8.26
Weighted Average Exercise Price, Exercisable	$ 5.89	$ 5.89
Weighted Average Remaining Contractual Term (years)	8 years 7 months 6 days	8 years 9 months 18 days	7 years